Taxation (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation [Abstract]
The Group profit before tax	$ 25,252,982	$ 25,603,944	$ 7,016,918
Less: Profit related to non-taxable subsidiaries	(15,379,870)	(26,486,855)	(8,124,461)
Profit (Loss) before tax for IGI UK and North Star Underwriting Limited - entities subject to corporate taxation	9,873,112	(882,911)	(1,107,543)
Profit (Loss) multiplied by the standard rate of tax in the UK of 19% (2018:19%)	1,875,891	(167,753)	(213,202)
Net disallowed expenditure	50,177	180,847	42,350
Fixed asset temporary differences not recognized for deferred tax	17,782	(10,827)	(5,796)
Other temporary differences not recognized for deferred tax	2,902	5,914	21,933
Adjustment in respect of prior years	(131,527)	45,646	18,483
IGI Labuan and IGI Casablanca current year tax charges	3,817	9,275	4,946
Effect of rate change to 17% -2016: 20%)	(131,459)	(861)	116,864
Income tax -charge)/credit for the year	$ 1,687,583	$ 62,241	$ (14,422)